Note 7 - Vessels and Advances, Net (Tables)	12 Months Ended
Dec. 31, 2023
Vessels and advances, net [Abstract]
Schedule Vessels and Advances, Net [Table Text Block]
The amounts in the accompanying consolidated balance sheets are as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2022	$4,687,896	$(1,037,704)	$3,650,192
Depreciation	-	(162,651)	(162,651)
Vessel acquisitions, advances and other vessels’ costs	249,023	-	249,023
Vessel sales, transfers and other movements	(140,817)	71,114	(69,703)
Balance, December 31, 2022	$4,796,102	$(1,129,241)	$3,666,861
Depreciation	-	(165,460)	(165,460)
Vessel acquisitions, advances and other vessels’ costs	88,506	-	88,506
Vessel sales, transfers and other movements	(196,884)	53,774	(143,110)
Balance, December 31, 2023	$4,687,724	$(1,240,927)	$3,446,797